DECONSOLIDATION OF SUBSIDIARIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	Feb. 29, 2012
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration paid to acquire subsidiary			$ 555
Cash consideration received		81
Gain (loss) on deconsolidation of the subsidiaries	489	132,665
Nuomi Inc [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Equity interest sold (as a percent)		31.61%		31.61%
Cash consideration received	49,606
Gain (loss) on deconsolidation of the subsidiaries		132,821		56,993
Equity method investment sold				68,066
Qingting [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Equity interest sold (as a percent)		40.00%
Remaining equity interest purchased (as a percent)					35.00%
Cash consideration paid to acquire subsidiary			555
Cash consideration received		81
Percentage of equity interest held by the Company			100.00%		65.00%
Majority equity interest sold (as a percent)		60.00%
Gain (loss) on deconsolidation of the subsidiaries		(156)
Qianjun Technology [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Cash consideration received	25,000
Majority equity interest sold (as a percent)	100.00%
Gain (loss) on deconsolidation of the subsidiaries	489
Consideration received from Sohu	$ 20,000